CONFIDENTIAL TREATMENT

13FCON P 2/14/08

CONFIDENTIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

NON-PUBLIC

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
Omaha, NE 68131

PROCESSED
APR 30 2008
THOMSON REUTERS

RECEIVED
AUG 14 2007
OFFICE OF THE SECRETARY

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

CONFIDENTIAL TREATMENT EXPIRED

Name: Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:

[signature]	Omaha, NE	August 13, 2007
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[√] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-5194	General Re - New England Asset Management, Inc.

08015582

CONFIDENTIAL TREATMENT

CONFIDENTIAL

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $ 3,503,740 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
1.	28-10388	BH Columbia Inc.
2.	28-554	Buffett, Warren E.
3.	28-1517	Columbia Insurance Co.
4.	28-718	National Indemnity Co.
5.	28-717	OBH Inc.

CONFIDENTIAL

CONFIDENTIAL TREATMENT

BERKSHIRE HATHAWAY INC.
Form 13F Information Table
June 30, 2007

Column 1 Name of Issuer	Column 2 Title of Class	Column 3 CUSIP Number	Column 4 Market Value (In Thousands)	Column 5 Shares or Principal Amount	Column 6 Investment Discretion (a) Sole	(b) Shared - Defined	(c) Shared-Other	Column 7 Other Managers	Column 8 Voting Authority (a) Sole	(b) Shared	(c) None
Kraft Foods Inc.	Com	50075N 10 4	$2,452,829	69,583,800		X		2, 4, 5	69,583,800		

CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 14, 2008

CONFIDENTIAL

CONFIDENTIAL TREATMENT

BERKSHIRE HATHAWAY INC.
Form 13F Information Table
June 30, 2007

Column 1 Name of Issuer	Column 2 Title of Class	Column 3 CUSIP Number	Column 4 Market Value (In Thousands)	Column 5 Shares or Principal Amount	Column 6 Investment Discretion (a) Sole	(b) Shared - Defined	(c) Shared-Other	Column 7 Other Managers	Column 8 Voting Authority (a) Sole	(b) Shared	(c) None
Norfolk Southern Corp.	Com	655844 10 8	197,511	3,757,100		X		1, 2, 3, 5	3,757,100		
Union Pacific Corp.	Com	907818 10 8	853,400	7,411,200		X		1, 2, 3, 5	7,411,200		
			$1,050,911								

CONFIDENTIAL TREATMENT REQUESTED UNTIL NOVEMBER 14, 2007

END